Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings
24.	Borrowings
Borrowings as of December 31, 2023 and 2024 are as follows:

	2023			2024
	Interest rate (%)	Amount		Interest rate (%)	Amount
Borrowings denominated in Korean won:
Borrowings from Bank of Korea	2.00 ~ 2.00	~~W~~	2,562,162	1.50~1.50	~~W~~	3,106,011
Others	0.00 ~ 7.83		25,077,825	0.00~5.72		23,869,254

			27,639,987			26,975,265

Borrowings denominated in foreign currencies:
Overdraft due from banks	0.00 ~ 0.00		34,072	0.00~0.00		30,837
Borrowings from banks	0.00 ~14.85		7,331,197	0.00~16.25		7,591,181
Others	0.00~17.50		2,674,834	0.00~16.75		2,713,165

			10,040,103			10,335,183

Call money	0.02~5.88		2,195,849	0.29~4.97		1,197,823
Bill of sale	0.00~3.65		11,252	0.00~3.23		8,872
Bonds sold under repurchase agreements	0.00~6.74		17,312,576	0.00~5.45		11,542,956
Deferred origination costs			(298,415)			(139,726)

		~~W~~	56,901,352		~~W~~	49,920,373